Form N-CSR Cover	12 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the reporting period ended June 30, 2024, originally filed with the Securities and Exchange Commission on August 30, 2024 (Accession Number 0000898430-24-000485). The purpose of this amendment is to revise Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies to reflect the correct audit opinion date included within the Report of Independent Registered Public Accounting Firm from August 13, 2024 to August 15, 2024. The signature page and certification dates have also been updated to the amendment date. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Registrant Name	EMERGING MARKETS EQUITIES FUND INC
Entity Central Index Key	0000794458
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024